PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
NOTE F—PREMISES AND EQUIPMENT

Major classes of premises and equipment consisted of the following at December 31 (in $1,000s):

	2011	2010(1)

Land, buildings and improvements	$19,544	$19,546
Leasehold improvements	16,819	17,016
Equipment, furniture and software	37,631	38,396
	73,994	74,958
Less accumulated depreciation	(46,574)	(43,243)

	$27,420	$31,715

(1)    For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

Capitol and certain subsidiaries rent office space and equipment under operating leases.  Rent expense (net of sublease income) under these lease agreements approximated $5.9 million, $7.6 million and $7.4 million in 2011, 2010 and 2009, respectively (including rent expense approximating $2.2 million, $1.8 million and $1.7 million in 2011, 2010 and 2009, under leases with related parties).

At December 31, 2011, future minimum rental payments under operating leases that have initial or remaining noncancelable lease terms in excess of one year were as follows (in $1,000s):

2012	$7,138
2013	6,252
2014	5,886
2015	5,095
2016	3,968
2017 and thereafter	8,727

$37,066